UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22015

NCM Capital Investment Trust
(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206, Durham, North Carolina 27707

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last Day of February

Date of reporting period: May 31, 2008

Item 1. Schedule OF InVESTMENTS

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of May 31, 2008
		Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCK - 97.46%				Entertainment - 3.32%
				* Bally Technologies Inc.	435	$ 19,579
Aerospace / Defense - 1.50%
*	BE Aerospace, Inc.	254	$ 8,877	Hand / Machine Tools - 3.07%
				Snap-on Incorporated	293	18,143
Banks - 2.05%
	Credicorp Limited	145	12,102	Healthcare - Products - 4.36%
				C.R. Bard, Inc.	111	10,123
Beverages - 2.05%				* Hologic, Inc.	310	7,449
	Molson Coors Brewing Company	209	12,122	* Inverness Medical
				Innovations, Inc.	223	8,153
Biotechnology - 4.02%						25,725
*	Millipore Corporation	156	11,333	Insurance - 1.58%
*	OSI Pharmaceuticals, Inc.	352	12,426	* ProAssurance Corporation	182	9,324
			23,759
Chemicals - 2.13%				Internet - 6.61%
	CF Industries Holdings, Inc.	92	12,595	* Equinix, Inc.	192	18,334
				* priceline.com, Inc.	154	20,718
Commercial Services - 2.92%						39,052
	Manpower Inc.	183	11,529	Iron / Steel - 2.87%
	Watson Wyatt			Steel Dynamics, Inc.	469	16,931
	Worldwide Inc.	98	5,740
			17,269	Machinery - Diversified - 7.52%
Computers - 4.34%				Flowserve Corporation	103	14,267
*	Micros Systems, Inc.	278	9,166	Joy Global, Inc.	207	17,436
*	Western Digital Corporation	439	16,476	The Manitowoc Company, Inc.	326	12,681
			25,642			44,384
Distribution / Wholesale - 2.22%				Oil & Gas - 9.27%
*	LKQ Corporation	592	13,119	Cimarex Energy Co.	140	9,540
				ENSCO International, Inc.	165	11,852
Diversified Financial Services - 5.87%				Helmerich & Payne, Inc.	235	14,723
	Invesco Limited	435	12,106	Murphy Oil Corporation	201	18,623
*	Investment Technology	244	10,272			54,738
	Group, Inc.			Packaging & Containers - 1.70%
*	The Nasdaq OMX Group	351	12,295	* Owens-Illinois, Inc.	175	10,013
			34,673
Electric - 2.33%				Pharmaceuticals - 3.52%
	ITC Holding Corporation	252	13,752	* BioMarin Pharmaceutical, Inc.	294	11,222
				Herbalife, Limited	248	9,558
Electronics - 2.55%						20,780
*	Flextronics International Ltd.	1,406	15,058	Pipelines - 4.04%
				Williams Companies, Inc.	627	23,851
Enegineering & Construction - 2.69%
*	McDermott International, Inc.	256	15,880
						(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of May 31, 2008
Shares	Market Value (Note 1)

COMMON STOCK - (CONTINUED)	Summary of Investments by Industry
% of Net Assets	Market Value
Retail - 1.78%	Industry
Guess ?, Inc.	257	$ 10,493	Aerospace / Defense	1.50%	$ 8,877
Banks	2.05%	12,102
Software - 2.62%	Beverages	2.05%	12,122
*	Nuance Communications, Inc.	783	15,441	Biotechnology	4.02%	23,759
Chemicals	2.13%	12,595
Telecommunications - 7.00%	Commercial Services	2.92%	17,269
Harris Corporaton	288	18,945	Computers	4.34%	25,642
Millicom International	Distribution / Wholesale	2.22%	13,119
Cellular S.A.	193	22,361	Diversified Financial Services	5.87%	34,673
41,306	Electric	2.33%	13,752
Transportation - 3.53%	Electronics	2.55%	15,058
*	Gulfmark Offshore, Inc.	111	7,451	Engineering & Construction	2.69%	15,880
*	Kansas City Southern	268	13,389	Entertainment	3.32%	19,579
20,840	Hand / Machine Tools	3.07%	18,143
Healthcare - Products	4.36%	25,725
Total Common Stocks (Cost $528,659)	575,448	Insurance	1.58%	9,324
Internet	6.61%	39,052
INVESTMENT COMPANY - 1.85%	Investment Company	1.85%	10,901
Evergreen Money Market Fund, 2.19%	Iron / Steel	2.87%	16,931
(Cost $10,901)	10,901	10,901	Machinery - Diversified	7.52%	44,384
Oil & Gas	9.27%	54,738
Total Investments (Cost $539,560) - 99.31%	$ 586,349	Packaging & Containers	1.70%	10,013
Other Assets Less Liabilities - 0.69%	4,076	Pharmaceuticals	3.52%	20,780
Pipelines	4.04%	23,851
Net Assets - 100.00%	$ 590,425	Retail	1.78%	10,493
Software	2.62%	15,441
*	Non-income producing investment.	Telecommunications	7.00%	41,306
Transportation	3.53%	20,840
Total	99.30%	$ 586,349

The following acronym is used in this portfolio:

SA - Societe Anonyme (Luxembourg)

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of May 31, 2008

Aggregate cost for federal income tax purposes and book purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

		Note 1 - Investment Valuation (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund's assets:

Aggregate gross unrealized appreciation	$ 68,680
Aggregate gross unrealized depreciation	(21,891)

Net unrealized appreciation	$ 46,789

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

		Valuation Inputs	Investments In Securities

		Level 1	$586,349
		Level 2	0
		Level 3	0
		Total	$586,349

Item 2. CONTROLS AND PROCEDURES

(a)   The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)   There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NCM Capital Investment Trust

By: (Signature and Title)	/s/ Maceo K. Sloan Maceo K. Sloan President and Principal Executive Officer

Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Maceo K. Sloan Maceo K. Sloan President and Principal Executive Officer

Date: July 23, 2008

By: (Signature and Title)	/s/ Michael L. Lawrence Michael L. Lawrence Treasurer and Principal Financial Officer NCM Capital Investment Trust

Date: July 23, 2008